Dodie Kent

Vice President and

Associate General Counsel

(212) 314-3970

Fax: 707-1791

[AXA EQUITABLE LOGO]

March 10, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 45 of AXA Equitable Life Insurance Company (the “Account”) Registration Nos.:
333-44996 and 811-08754 Accumulator Advisor
033-83750 and 811-08754 Accumulator
333-64751 and 811-08754 Accumulator Plus
333-73121 and 811-08754 Accumulator Select
333-61380 and 811-08754 Accumulator Elite

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended December 31, 2013, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Aggressive Allocation;

AXA Conservative Allocation;

AXA Conservative-Plus Allocation;

AXA Moderate Allocation;

AXA Moderate-Plus Allocation;

Multimanager Technology.

•	EQ Advisors Trust underlying funds:

AXA Tactical Manager 400;

AXA Tactical Manager 2000;

EQ/AllianceBernstein Short Duration Government Bond;

EQ/AllianceBernstein Small Cap Growth;

EQ/AXA Franklin Small Cap Value Core;

EQ/Calvert Socially Responsible;

EQ/Common Stock Index;

EQ/Core Bond Index;

EQ/Equity 500 Index;

EQ/Franklin Core Balanced;

EQ/Franklin Templeton Allocation;

EQ/GAMCO Mergers and Acquisitions;

EQ/GAMCO Small Company Value;

EQ/Global Multi-Sector Equity;

EQ/Intermediate Government Bond;

EQ/International Core PLUS;

EQ/International Equity Index;

EQ/International Value PLUS;

EQ/Large Cap Core PLUS;

EQ/Large Cap Growth Index;

EQ/Large Cap Growth PLUS;

EQ/Large Cap Value Index;

EQ/Large Cap Value PLUS;

EQ/Mid Cap Index;

EQ/Mid Cap Value PLUS;

EQ/Money Market;

EQ/Morgan Stanley Mid Cap Growth;

EQ/Mutual Large Cap Equity;

EQ/Quality Bond PLUS;

EQ/Small Company Index;

EQ/Templeton Global Equity;

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104